As filed with the Securities and Exchange Commission on November 24, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc. (Unaudited)
Schedule of Investments
September 30, 2009

Shares		Value

COMMON STOCKS: 99.6%
Auto Components: 2.8%
105,000	Johnson Controls, Inc.	$2,683,800
Bank (Money Center): 3.5%
75,000	JPMorgan Chase & Co.	3,286,500
Bank (Processing): 2.9%
93,000	Bank Of New York Mellon Corp.	2,696,070
Bank (Super Regional): 3.4%
189,084	Bank of America Corp.	3,199,301
Beverages: 1.1%
19,000	The Coca-Cola Co.	1,020,300
Commercial Services: 0.8%
10,600	Dun & Bradstreet Corp.	798,392
Computer Software and Services: 3.2%
117,000	Microsoft Corp.	3,029,130
Computers and Peripherals: 3.6%
226,000	Dell, Inc. *	3,448,760
Diversified Operations: 3.5%
96,000	Tyco International Ltd.	3,310,080
Drug: 2.4%
100,000	Bristol-Myers Squibb Co.	2,252,000
Drug Store: 3.5%
89,000	Walgreen Co.	3,334,830
Electrical Components: 4.5%
154,000	Corning Inc.	2,357,740
85,575	Tyco Electronics Ltd.	1,906,611
		4,264,351
Financial Services: 5.4%
62,000	American Express Co.	2,101,800
157,000	Western Union Co.	2,970,440
		5,072,240
Hotels/Gaming/Cruise Lines: 3.1%
87,000	Carnival Corp.	2,895,360
Household Products: 1.5%
24,100	The Procter & Gamble Co.	1,395,872
Human Resources: 3.7%
199,000	Monster Worldwide, Inc. *	3,478,520
Hypermarkets & Supercenters: 1.9%
36,000	Wal-Mart Stores, Inc.	1,767,240
Internet: 5.9%
141,500	eBay, Inc. *	3,340,815
125,000	Yahoo! Inc. *	2,226,250
		5,567,065
Machinery: 0.5%
10,000	Deere & Co.	429,200
Media: 3.1%
107,200	Walt Disney Co.	2,943,712
Medical-Biotechnology: 1.3%
22,500	Genzyme Corp. *	1,276,425

Matrix Advisors Value Fund, Inc. (Unaudited)
Schedule of Investments
September 30, 2009

Shares		Value
Medical Supplies: 3.8%
43,000	Covidien PLC	$1,860,180
24,400	Medtronic, Inc.	897,920
16,000	Zimmer Holdings, Inc. *	855,200
		3,613,300
Metals and Mining: 2.7%
196,000	Alcoa, Inc.	2,571,520
Oil/Gas (Domestic): 3.8%
53,000	Devon Energy Corp.	3,568,490
Petroleum (Integrated): 5.9%
39,500	Chevron Corp.	2,781,985
62,300	ConocoPhillips	2,813,468
		5,595,453
Petroleum (Refining): 2.6%
129,000	Valero Energy Corp.	2,501,310
Printing & Publishing: 2.6%
98,000	The McGraw-Hill Companies, Inc.	2,463,720
Retail (Special Lines): 3.4%
136,500	Staples, Inc.	3,169,530
Securities Brokerage: 3.1%
95,500	Morgan Stanley	2,949,040
Semiconductor: 3.7%
94,000	Analog Devices, Inc.	2,592,520
45,800	Intel Corp.	896,306
		3,488,826
Semiconductor (Capital Equipment): 3.0%
135,000	Novellus Systems, Inc. *	2,832,300
Telecommunications (Equipment): 3.4%
135,000	Cisco Systems, Inc. *	3,177,900

TOTAL COMMON STOCKS (Cost $94,904,972)		$94,080,537

SHORT TERM INVESTMENTS: 0.3%
283,722	Fidelity Institutional Money Market Portfolio	$283,722

TOTAL SHORT TERM INVESTMENTS (Cost $283,722)		$283,722

TOTAL INVESTMENTS (Cost $95,188,694): 99.9%		94,364,259
OTHER ASSETS IN EXCESS OF LIABILITIES: 0.1%		141,234
TOTAL NET ASSETS: 100.0%		$94,505,493

* Non Income Producing
The cost basis of investment for federal income tax purposes at September 30, 2009, was as follows+:

Cost of investments		$95,188,694
Gross unrealized appreciation		10,462,354
Gross unrealized depreciation		(11,286,789)
Net unrealized depreciation		$(824,435)

Matrix Advisors Value Fund, Inc. (Unaudited)
Schedule of Investments
September 30, 2009

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$94,080,537	$-	-	$94,080,537
Total Equity	94,080,537	-	-	94,080,537
Short-Term Investments	283,722	-	-	283,722
Total Investments in Securities	$94,364,259	$-	-	$94,364,259

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By      /s/ David A. Katz
                           David A. Katz, President and Treasurer

Date     November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ David A. Katz
                           David A. Katz, President and Treasurer

Date     November 20, 2009